AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 93.5%
Common Stocks
Australia — 2.2%
Charter Hall Group, REIT	181,853	$766,810
Goodman Group, REIT	106,175	792,462
Mirvac Group, REIT	1,637,526	2,090,034
		3,649,306
Austria — 0.5%
CA Immobilien Anlagen AG	22,826	770,224
Belgium — 1.1%
Aedifica SA, REIT	8,038	835,394
Warehouses De Pauw CVA, REIT	31,023	889,087
		1,724,481
Canada — 1.6%
Allied Properties Real Estate Investment Trust, REIT	57,993	1,843,677
Boardwalk Real Estate Investment Trust, REIT	43,110	701,805
		2,545,482
China — 2.5%
China Overseas Land & Investment Ltd.	576,000	1,781,652
ESR Cayman Ltd., 144A*	584,000	1,249,934
GDS Holdings Ltd., ADR*(a)	19,234	1,114,995
		4,146,581
France — 2.3%
ARGAN SA, REIT	10,550	783,830
Gecina SA, REIT	10,056	1,335,204
Klepierre SA, REIT(a)	55,697	1,172,949
Unibail-Rodamco-Westfield, REIT	8,083	459,442
		3,751,425
Germany — 5.6%
alstria office REIT-AG, REIT	48,787	701,070
Deutsche Wohnen SE	50,511	1,928,628
Instone Real Estate Group AG, 144A*	27,264	438,750
LEG Immobilien AG	25,733	2,908,376
Vonovia SE	63,327	3,127,479
		9,104,303
Hong Kong — 6.8%
Hang Lung Properties Ltd.	727,000	1,477,722
Link REIT, REIT	354,400	2,988,481
New World Development Co. Ltd.	1,857,000	1,988,395
Sun Hung Kai Properties Ltd.	291,500	3,832,571
Wharf Real Estate Investment Co. Ltd.	209,506	860,798
		11,147,967
Japan — 11.2%
Activia Properties, Inc., REIT	564	1,826,828
Daiwa House REIT Investment Corp., REIT	936	2,290,030
GLP J-REIT, REIT	2,473	2,791,048
Japan Hotel REIT Investment Corp., REIT	1,384	403,495
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Japan Prime Realty Investment Corp., REIT	138	$416,687
Japan Retail Fund Investment Corp., REIT	314	355,865
Mitsubishi Estate Co. Ltd.	185,350	2,739,411
Mitsui Fudosan Co. Ltd.	152,400	2,637,658
Mitsui Fudosan Logistics Park, Inc., REIT	212	898,844
Nippon Building Fund, Inc., REIT	310	2,078,533
NIPPON REIT Investment Corp., REIT	341	1,009,984
Tokyu Fudosan Holdings Corp.	145,100	697,452
		18,145,835
Norway — 0.5%
Entra ASA, 144A	74,125	883,275
Singapore — 3.4%
CapitaLand Ltd.	435,100	870,169
City Developments Ltd.	159,500	809,554
Keppel DC REIT, REIT	1,177,600	1,880,768
Mapletree Industrial Trust, REIT	467,900	790,727
Parkway Life Real Estate Investment Trust, REIT	551,000	1,189,324
		5,540,542
Sweden — 1.9%
Castellum AB	82,547	1,395,446
Catena AB	16,232	470,023
Fastighets AB Balder (Class B Stock)*	32,526	1,171,687
		3,037,156
United Kingdom — 4.7%
Assura PLC, REIT	1,132,360	1,176,351
Derwent London PLC, REIT	28,130	1,135,968
Grainger PLC	224,717	721,362
Land Securities Group PLC, REIT	70,343	484,264
LondonMetric Property PLC, REIT	388,750	848,169
Safestore Holdings PLC, REIT	89,408	711,493
Segro PLC, REIT	198,996	1,883,716
UNITE Group PLC (The), REIT	65,237	648,412
		7,609,735
United States — 49.2%
Agree Realty Corp., REIT(a)	31,445	1,946,446
Boyd Gaming Corp.	53,917	777,483
Digital Realty Trust, Inc., REIT	38,260	5,314,697
Duke Realty Corp., REIT	57,051	1,847,311
Empire State Realty Trust, Inc. (Class A Stock), REIT	114,653	1,027,291
Equinix, Inc., REIT	2,199	1,373,429
Equity Residential, REIT	75,038	4,630,595
Essex Property Trust, Inc., REIT	16,743	3,687,478
Extra Space Storage, Inc., REIT	39,026	3,737,130
Healthcare Trust of America, Inc. (Class A Stock), REIT	63,179	1,533,986
Healthpeak Properties, Inc., REIT	85,873	2,048,071
Hilton Worldwide Holdings, Inc.	21,803	1,487,837
Host Hotels & Resorts, Inc., REIT(a)	140,287	1,548,769
A1

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Invitation Homes, Inc., REIT	104,691	$2,237,247
Jones Lang LaSalle, Inc.	9,325	941,639
Kilroy Realty Corp., REIT	62,376	3,973,351
Kimco Realty Corp., REIT(a)	147,869	1,429,893
Medical Properties Trust, Inc., REIT	101,498	1,754,900
Omega Healthcare Investors, Inc., REIT	13,733	364,474
Park Hotels & Resorts, Inc., REIT(a)	29,638	234,437
Prologis, Inc., REIT	123,765	9,946,993
Public Storage, REIT	28,870	5,733,871
Regency Centers Corp., REIT(a)	61,029	2,345,344
SBA Communications Corp., REIT	2,644	713,801
Simon Property Group, Inc., REIT(a)	39,162	2,148,427
UDR, Inc., REIT	150,986	5,517,028
Ventas, Inc., REIT	39,363	1,054,928
VEREIT, Inc., REIT	363,727	1,778,625
VICI Properties, Inc., REIT(a)	174,115	2,897,274
Welltower, Inc., REIT	130,258	5,963,211
		79,995,966

Total Long-Term Investments (cost $182,140,843)		152,052,278
Short-Term Investments — 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	426,000	426,000
PGIM Institutional Money Market Fund (cost $13,318,518; includes $13,288,790 of cash collateral for securities on loan)(b)(w)	13,337,213	13,315,874

Total Short-Term Investments (cost $13,744,518)		13,741,874

TOTAL INVESTMENTS—102.0% (cost $195,885,361)		165,794,152

Liabilities in excess of other assets — (2.0)%		(3,225,369)

Net Assets — 100.0%		$162,568,783

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,722,026; cash collateral of $13,288,790 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2